TAXES ON INCOME (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Line Items]
Total current taxes	$ 1,296	$ 800	$ 1,164
Total deferred taxes	2,535	1,694	544
Total income taxes	3,831	2,494	1,708
Israel
Income Tax Disclosure [Line Items]
Total current taxes	(93)	103	153
Total deferred taxes	0	0	0
Foreign
Income Tax Disclosure [Line Items]
Total current taxes	1,389	697	1,011
Total deferred taxes	$ 2,535	$ 1,694	$ 544